Leases - Maturities operating lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating leases
2024	¥ 1,385,284
2025	950,277
2026	727,051
2027	594,807
2028	487,549
Thereafter	1,684,771
Total undiscounted lease payments	5,829,739
Less: imputed interest	(1,005,341)
Total operating lease liabilities	¥ 4,824,398	¥ 2,642,821